Credit Risk - Movement in gross exposure for loan commitment and financial guarantees (Details) £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	£ 12,170
Net transfers between stages	0
Business activity in the period	6,019
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,409)
Limit management and final repayments	(211)
Ending balance	10,569
Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	150,620
Net transfers between stages	0
Business activity in the period	10,244
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,128)
Limit management and final repayments	(8,064)
Ending balance	145,672
Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	11,027
Net transfers between stages	0
Business activity in the period	659
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,301)
Limit management and final repayments	(430)
Ending balance	9,955
Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	230,839
Net transfers between stages	0
Business activity in the period	23,316
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,755
Limit management and final repayments	(28,544)
Ending balance	228,366
Gross exposure | Debt securities and other
Loan commitments and financial guarantees
Opening balance	163
Net transfers between stages	0
Business activity in the period	14
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	176
Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	133
Net transfers between stages	0
Business activity in the period	13
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	42
Limit management and final repayments	(25)
Ending balance	163
Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	5
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	0
Ending balance	8
Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	445
Net transfers between stages	0
Business activity in the period	15
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(10)
Limit management and final repayments	(72)
Ending balance	378
Impairment allowance | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	11,714
Net transfers between stages	(22)
Business activity in the period	6,019
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,423)
Limit management and final repayments	(190)
Ending balance	10,098
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	144,957
Net transfers between stages	(358)
Business activity in the period	10,136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,446)
Limit management and final repayments	(7,696)
Ending balance	140,593
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	10,427
Net transfers between stages	(92)
Business activity in the period	655
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,209)
Limit management and final repayments	(420)
Ending balance	9,361
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	205,684
Net transfers between stages	747
Business activity in the period	22,771
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,977
Limit management and final repayments	(26,568)
Ending balance	204,611
Stage 1 | Gross exposure | Debt securities and other
Loan commitments and financial guarantees
Opening balance	163
Net transfers between stages	0
Business activity in the period	14
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	0
Ending balance	176
Stage 1 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	50
Net transfers between stages	36
Business activity in the period	7
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(34)
Limit management and final repayments	(5)
Ending balance	54
Stage 1 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	5
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	0
Ending balance	8
Stage 1 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	190
Net transfers between stages	18
Business activity in the period	7
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(26)
Limit management and final repayments	(51)
Ending balance	138
Stage 1 | Impairment allowance | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	450
Net transfers between stages	20
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	18
Limit management and final repayments	(21)
Ending balance	467
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	5,435
Net transfers between stages	293
Business activity in the period	107
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(646)
Limit management and final repayments	(331)
Ending balance	4,858
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	520
Net transfers between stages	67
Business activity in the period	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(44)
Limit management and final repayments	(10)
Ending balance	535
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	24,289
Net transfers between stages	(898)
Business activity in the period	544
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	594
Limit management and final repayments	(1,752)
Ending balance	22,777
Lifetime expected credit losses | Stage 2 | Gross exposure | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	83
Net transfers between stages	(36)
Business activity in the period	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	76
Limit management and final repayments	(20)
Ending balance	109
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	232
Net transfers between stages	(19)
Business activity in the period	8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Limit management and final repayments	(19)
Ending balance	199
Lifetime expected credit losses | Stage 2 | Impairment allowance | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loan commitments and financial guarantees
Opening balance	6
Net transfers between stages	2
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Limit management and final repayments	0
Ending balance	4
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loan commitments and financial guarantees
Opening balance	228
Net transfers between stages	65
Business activity in the period	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(36)
Limit management and final repayments	(37)
Ending balance	221
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loan commitments and financial guarantees
Opening balance	80
Net transfers between stages	25
Business activity in the period	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(48)
Limit management and final repayments	0
Ending balance	59
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loan commitments and financial guarantees
Opening balance	866
Net transfers between stages	151
Business activity in the period	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	184
Limit management and final repayments	(224)
Ending balance	978
Lifetime expected credit losses | Stage 3 | Gross exposure | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail mortgages
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail credit cards
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Corporate loans
Loan commitments and financial guarantees
Opening balance	23
Net transfers between stages	1
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	19
Limit management and final repayments	(2)
Ending balance	41
Lifetime expected credit losses | Stage 3 | Impairment allowance | Debt securities and other
Loan commitments and financial guarantees
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	£ 0